Leases - Future Minimum Lease Payments Due Under Finance Lease (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Years ending Dec. 31,
2020	$ 617
2021	682
2022	755
2023	836
2024	925
Thereafter	12,046
Current liabilities	617
Non-current liabilities	15,244
CLECO POWER
Years ending Dec. 31,
2020	2,203
2021	2,203
2022	2,203
2023	2,203
2024	2,203
Thereafter	17,675
Total minimum lease payments	28,690
Less: amount representing interest	12,829
Present value of net minimum finance lease payments	15,861
Current liabilities	617
Non-current liabilities	$ 15,244